Balance sheet Components - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite Lived Intangible Assets Gross	$ 18,355	$ 0
Accumulated amortization	(3,843)	0
Intangible assets, net	14,512	0
Automation Platform Software
Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite Lived Intangible Assets Gross	7,200	0
Multimodal software technology
Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite Lived Intangible Assets Gross	4,900	0
System Simulation Software Technology
Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite Lived Intangible Assets Gross	4,600	0
Other Intangibles [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite Lived Intangible Assets Gross	$ 1,655	$ 0